Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 — SUBSEQUENT EVENTS

1.	Increase in Authorized Shares Capital

On May 20, 2025, the Company amended its Memorandum and Articles of Association to increase its authorized share capital from 230,000,000 shares to 5,000,000,000 shares. This amendment was duly approved by the Company’s Board of Directors on the same date.

2.	Issuance of Common Shares

Subsequent to the reporting period, the Company issued an aggregate of 4,765,000,000 common shares. On July 3, 2025, the Company issued an aggregate of 3,800,000,000 restricted common shares to the Lytus Trust, an entity controlled by Dharmesh Pandya, the Chief Executive Officer of the Company. The Company intends to subsequently allocate to the Company’s management and/or employees in consideration for their respective services provided to the Company.

On July 7, 2025, the Company entered into common share purchase agreements with two investors, pursuant to which the Company issued and sold an aggregate of 965,000,000 common shares in a private placement transaction pursuant to Regualtion S promulgated under the Securities Act of 1933 at a purchase price of $0.016 per share, for aggregate gross proceeds of $15,440,000. The details of the issuances resulting from these are as follows:

●	Torii Investment Holdings – 482,500,000 common shares

●	Ezeesoft Technologies LLC – 482,500,000 common shares

As a result of such issuances, the number of outstanding common shares increased from 179,997,491 to 4,944,997,491, which is the current number of Common Shares outstanding as of August 13, 2025.

3.	Proposed Acquisition of Sreedevi Digital Systems Private Limited

Subsequent to the reporting date, on April 15, 2025, Lytus Sri Sai Networks Private Limited, a subsidiary of Lytus Technologies Private Limited (which in turn is a subsidiary of Lytus Technologies Holdings PTV. Ltd., the ultimate holding company), entered into a agreement to acquire 51% of the equity shares of Sreedevi Digital Systems Private Limited.

Upon completion, this acquisition will result in Sreedevi Digital Systems Private Limited becoming a subsidiary of Lytus Sri Sai Networks Private Limited and, consequently, will be consolidated into the financial statements of Lytus Technologies Holdings PTV. Ltd.

As of the date of approval of these financial statements, the acquisition has not yet been completed, and control—as defined under IFRS 10 Consolidated Financial Statements—has not been obtained. Accordingly, the financial results of Sreedevi Digital Systems Private Limited have not been consolidated in these financial statements.

The financial and operational impact of the acquisition will be recognized in the period in which control is transferred.